SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
Summary Of Significant Accounting Policies
Declaration of conformity

2.a)	Declaration of conformity

The consolidated financial statements have been prepared and are being presented in accordance with International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standard Board (IASB) and highlight all the relevant information at the financial statements, and only this information, which correspond to those used by the Company's management in its activities

Basis of presentation

2.b)	Basis of presentation

The financial statements were prepared based on the historical cost and were adjusted to reflect: (i) the fair value measurement of certain financial assets and liabilities (including derivative instruments), as well as pension plan assets; and (ii) impairment losses.

When IFRS allows an option between cost or another measurement criterion, the cost of acquisition criterion was used.

The preparation of these financial statements requires Management to use certain accounting estimates, judgments and assumptions that affect the application of Accounting Polices and the amounts reported on the balance sheet date of assets, liabilities, income, and expenses may differ from actual future results. The assumptions used are based on history and other factors considered relevant and are reviewed by the Company’s management.

The accounting policies and critical estimates, when applicable and relevant, are included in the respective explanatory notes and are consistent with the previous year presented, as shown below:

•	Note 3 - Definition of assumptions in business combinations;
•	Note 6 - Allowance for expected losses (impairment) of trade receivables;
•	Note 10.e - Recoverability test of investment in Transnordestina Logística S.A. (“TLSA”);
•	Note 12 - Goodwill impairment test;
•	Note 14.e - Derivative financial instruments and hedge accounting;
•	Note 18.e - Recoverability test of deferred income tax and social contribution;
•	Note 20 - Provisions for tax, social security, labor and civil risks;
•	Note 21 - Provisions for environmental liabilities and asset retirement obligations;
•	Note 30 - Employee benefits.

The consolidated financial statements were approved by Board of Directors on April 27, 2023.

Functional currency and presentation currency

2.c)	Functional currency and presentation currency

The accounting records included in the financial statements of each of the Company’s subsidiaries are measured using the currency of the principal of the economic environment in which each subsidiary operates (“the functional currency”). The consolidated financial statements are presented in R$ (reais), which is the Company’s functional currency and the Group’s presentation currency.

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing on the transaction or valuation dates, in which the items are remeasured. The balances of the asset and liability accounts are converted using the exchange rate prevailing at the balance sheet date. As of December 31, 2022, US$1 was equivalent to R$5.2177 (R$5.5805 as of December 31, 2021) and €1 was equivalent to R$5.5694 (R$6.3210 as of December 31, 2021), according to the rates obtained from the Central Bank of Brazil website.

Accounting policies

2.d)	Accounting policies

The significant accounting policies applied in the preparation of these financial statements have been included in the respective notes and are consistent for all years presented.

Adoption of new and revised International Financial Reporting Standards (IFRS)

2.e)	Adoption of new and revised International Financial Reporting Standards (IFRS)

The Company has not adopted new accounting policies in the current year. Additionally, some accounting standards and interpretations were recently issued, but are not yet effective for the year. The Company has not early adopted any of these standards and does not expect that they will have a material impact on the financial statements of subsequent fiscal years.